Consolidated statements of changes in shareholders' equity (deficit) (Parenthetical) - CAD ($)	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022
Consolidated statements of changes in equity (deficit)
Transaction costs	$ 246,298	$ 800,744	$ 0